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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23581________________________

Waycross Independent Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

WAYCROSS LONG/SHORT EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Annual Report

February 28, 2022

WAYCROSS FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	February 28, 2022

Dear Shareholders,

We are pleased to provide this update for the Waycross Funds. The stock market finished 2021 at all-time highs as investors shrugged off the emergence of a new COVID variant, a hawkish Fed policy pivot, and political party in-fighting that held up passage of an infrastructure bill. The year’s final quarter was the strongest and capped off a third straight year of solid double-digit gains for the market. However, a swift and sizable move in Treasury yields caused a frightful nosedive in the markets to start 2022. The market reached a fresh all-time high on only the second trading day of the year, and then all desire to own growth stocks dissipated as yields spiked to 1.80% in January. Unfortunately, investor fear intensified in February as inflation reached 40-year highs and rumors of a potential Russian invasion into Ukraine became true. Despite a strong labor market, rampant inflation and geopolitical conflicts have stoked recession fears which will likely mute (if not depress) growth for the market over the next year.

Waycross Long/Short Equity Fund (WAYEX)

The Waycross Long/Short Equity Fund’s (WAYEX) (the “Long/Short Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a portfolio using both long and short positions, which provides growth potential while at the same time reducing volatility.

Performance Review

The Long/Short Fund produced a +1.1% return for the year ending February 28, 2022, underperforming the primary benchmark (custom index) comprised of 50% S&P 500 and 50% 90-day Treasury Bills, which returned +8.2%.

The Consumer Staples sector was a significant contributor to performance, led by our long position in Costco Inc. (COST) and a short position in Beyond Meat Inc. (BYND). The Technology and Industrial sectors were the primary detractors of performance during the period due to the long positions in FedEx Corp. (FDX), PayPal Holdings Inc. (PYPL), and Southwest Airlines (LUV).

Over a longer horizon, the Long/Short Fund returned 12.0%, annualized over the last three years ended February 28, 2022, while the primary benchmark returned 9.7%.

The Long/Short Fund remains actively managed, emphasizing long positions where company fundamentals are expected to support future earnings growth. A diversified book of short positions acts as a hedge across the portfolio and allows the Long/Short Fund to maintain lower volatility compared to the overall market.

Exposures Summary

The Long/Short Fund seeks to provide superior risk-adjusted returns by maintaining a low correlation to large-cap equities. The Long/Short Fund’s overall net exposure decreased marginally during the year to 49% from 53% at the end of February 2021. The Fund’s net exposure to Healthcare and Discretionary stocks increased in terms of sector positioning. Meanwhile, its net exposure to Technology and Industrial stocks decreased.

Fund Exposures

Total Portfolio Exposures	Exposure By Sector

Waycross Focused Core Equity Fund (WAYFX)

The Waycross Focused Core Equity Fund’s (WAYFX) (the “Focused Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a concentrated, long-only portfolio to seek capital appreciation over a full market cycle (which the Fund defines as a sustained upswing in equity markets followed by a pullback and recovery).

Performance Review

The Focused Fund produced a +8.4% return for the year ending February 28, 2022, underperforming its primary benchmark, the S&P 500 Index, which returned 16.4% for the same period.

The Discretionary sector was the most significant contributor to performance, led by PulteGroup (PHM) and Burlington Stores (BURL). Conversely, the Industrials sector was the primary detractor from performance, primarily driven by Delta Air Lines Inc. (DAL), FedEx Corporation (FDX), and Caterpillar Inc. (CAT).

Exposures Summary

As of 2/28/22, the Focused Fund held 30 long positions within its target range of 25 to 35 holdings. The Fund’s largest overweighted positions relative to the S&P 500 were in Technology and Industrials sectors. Conversely, the largest active underweighted positions were in the Consumer sectors.

Market Outlook

Market fundamentals are beginning to look more attractive from a valuation standpoint. For example, 70% of S&P stocks are down 10% from their 52-week highs (over 200 are down 20%), bringing aggregate earnings multiples within their 5-year average ranges as of February 28, 2022.

Investors also must consider economic fundamentals. The current inflationary environment leads to tougher margin expansions for companies, and impending Fed rate hikes are expected to hamper the near-term potential for growth-oriented stocks. The takeaway is that while good stocks may be finally available at a discount, economic challenges will force investors to embrace volatility for the opportunity of long-term gains.

We believe the Funds are positioned well to take advantage of the opportunities presented by an increase in market volatility related to the aforementioned factors.

On behalf of Waycross Partners, LLC, thank you for investing in the Funds. Sincerely,

Benjamin H. Thomas, CFA

Founding Principal | CIO | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-267-4304 and a copy will be sent to you free of charge or visit the Funds’ website at www.waycrossfunds.com. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of February 28, 2022, please see the Schedule of Investments section of the annual report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

WAYCROSS LONG/SHORT EQUITY FUND

PERFORMANCE INFORMATION

February 28, 2022 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Waycross Long/Short Equity Fund versus the S&P 500® Index and
50% S&P 500® Index / 50% U.S. Treasury Bill Index

Average Annual Total Returns
(for the periods ended February 28, 2022)

			Since
	1 Year	5 Years	Inception (b)
Waycross Long/Short Equity Fund (a)	1.13%	9.38%	6.59%
S&P 500® Index (c)	16.39%	15.17%	13.43%
50% S&P 500® Index / 50% U.S.Treasury Bill Index (c)	8.16%	8.27%	7.28%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund commenced operations on April 29, 2015.

(c)	The S&P 500® Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The U.S. Treasury Bill Index is a broad, comprehensive, market-value weighted index that seeks to measure the performance of the U.S. Treasury Bill market. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

WAYCROSS FOCUSED CORE EQUITY FUND
PERFORMANCE INFORMATION
February 28, 2022 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Waycross Focused Core Equity Fund versus the S&P 500® Index

Average Annual Total Returns
(for the periods ended February 28, 2022)

		Since
	1 Year	Inception (b)
Waycross Focused Core Equity Fund (a)	8.39%	13.09%
S&P 500® Index (c)	16.39%	16.67%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund commenced operations on December 15, 2020.

(c)	The S&P 500® Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

WAYCROSS LONG/SHORT EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2022 (Unaudited)

Net Sector Exposure versus S&P 500® Index*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings

% of
Security Description	Net Assets
Microsoft Corporation	4.1%
Alphabet, Inc. - Class A	3.8%
Apple, Inc.	3.1%
Mastercard, Inc. - Class A	3.1%
Goldman Sachs Group, Inc. (The)	2.9%
PNC Financial Services Group, Inc. (The)	2.9%
AbbVie, Inc.	2.9%
NVIDIA Corporation	2.5%
Ulta Beauty, Inc.	2.4%
Ross Stores, Inc.	2.3%

Top 10 Short Equity Holdings

% of
Security Description	Net Assets
Texas Instruments, Inc.	-2.1%
Oracle Corporation	-1.4%
DraftKings, Inc. - Class A	-1.4%
lululemon athletica, inc.	-1.3%
Accenture plc - Class A	-1.3%
Harley-Davidson, Inc.	-1.3%
Baker Hughes Company	-1.2%
Dow, Inc.	-1.2%
3M Company	-1.2%
Stericycle, Inc.	-1.2%

WAYCROSS FOCUSED CORE EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2022 (Unaudited)

Portfolio Allocation versus S&P 500® Index (% of Net Assets)

Top 10 Long Equity Holdings

% of
Security Description	Net Assets
Apple, Inc.	7.0%
Microsoft Corporation	6.2%
NVIDIA Corporation	4.7%
Alphabet, Inc. - Class A	4.6%
AbbVie, Inc.	4.0%
Mastercard, Inc. - Class A	3.5%
Eli Lilly & Company	3.5%
Ulta Beauty, Inc.	3.4%
Goldman Sachs Group, Inc. (The)	3.4%
PNC Financial Services Group, Inc. (The)	3.4%

WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS February 28, 2022

COMMON STOCKS — 92.5%	Shares	Value
Communications — 10.5%
Entertainment Content — 1.3%
Walt Disney Company (The) (a)	8,725	$1,295,314

Internet Media & Services — 9.2%
Airbnb, Inc. - Class A (a)	8,733	1,322,962
Alphabet, Inc. - Class A (a) (b)	1,330	3,592,516
Meta Platforms, Inc. - Class A (a) (b)	5,550	1,171,217
Netflix, Inc. (a)	5,408	2,133,564
Roku, Inc. (a)	3,999	557,980
		8,778,239
Consumer Discretionary — 12.6%
E-Commerce Discretionary — 3.8%
Amazon.com, Inc. (a) (b)	600	1,842,756
MercadoLibre, Inc. (a)	1,091	1,229,175
Wayfair, Inc. - Class A (a)	3,875	545,871
		3,617,802
Leisure Facilities & Services — 4.1%
MGM Resorts International	31,008	1,373,345
Starbucks Corporation	19,485	1,788,528
Texas Roadhouse, Inc.	8,230	781,109
		3,942,982
Retail - Discretionary — 4.7%
Ross Stores, Inc.	23,868	2,181,297
Ulta Beauty, Inc. (a)	6,201	2,322,274
		4,503,571
Consumer Staples — 4.7%
Household Products — 2.1%
Procter & Gamble Company (The)	12,625	1,968,111

Retail - Consumer Staples — 1.3%
Costco Wholesale Corporation	2,389	1,240,489

Wholesale - Consumer Staples — 1.3%
Sysco Corporation (b)	14,470	1,260,337

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.5% (Continued)	Shares	Value
Energy — 5.2%
Oil & Gas Producers — 2.5%
Diamondback Energy, Inc.	10,290	$1,421,049
Valero Energy Corporation	11,700	977,067
		2,398,116
Oil & Gas Services & Equipment — 2.7%
Halliburton Company	41,200	1,381,436
Schlumberger Ltd.	29,600	1,161,504
		2,542,940
Financials — 8.5%
Banking — 5.6%
Citigroup, Inc. (b)	16,650	986,179
PNC Financial Services Group, Inc. (The) (b)	13,760	2,741,680
U.S. Bancorp	27,900	1,577,466
		5,305,325
Institutional Financial Services — 2.9%
Goldman Sachs Group, Inc. (The) (b)	8,150	2,781,514

Health Care — 15.8%
Biotech & Pharma — 9.6%
AbbVie, Inc. (b)	18,500	2,733,745
BioMarin Pharmaceutical, Inc. (a)	6,400	499,968
Elanco Animal Health, Inc. (a) (b)	90,900	2,582,469
Eli Lilly & Company (b)	12,800	3,199,360
Guardant Health, Inc. (a)	2,800	185,556
		9,201,098
Health Care Facilities & Services — 2.6%
AmerisourceBergen Corporation	8,000	1,140,240
CVS Health Corporation	12,400	1,285,260
		2,425,500
Medical Equipment & Devices — 3.6%
Align Technology, Inc. (a)	500	255,730
Danaher Corporation (b)	3,250	891,833
DexCom, Inc. (a)	1,100	455,301
Intuitive Surgical, Inc. (a)	1,400	406,462
Medtronic plc	13,675	1,435,738
		3,445,064
Industrials — 9.3%
Aerospace & Defense — 1.3%
Raytheon Technologies Corporation	11,700	1,201,590

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.5% (Continued)	Shares	Value
Industrials — 9.3% (Continued)
Engineering & Construction — 0.9%
Fluor Corporation (a)	40,300	$872,898

Machinery — 1.5%
Caterpillar, Inc.	7,750	1,453,745

Transportation & Logistics — 5.6%
Delta Air Lines, Inc. (a)	39,420	1,573,646
FedEx Corporation	9,500	2,111,565
Norfolk Southern Corporation	6,325	1,622,489
		5,307,700
Materials — 2.4%
Chemicals — 1.3%
Nutrien Ltd.	14,600	1,255,454

Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	23,000	1,079,850

Technology — 23.5%
Semiconductors — 5.6%
Analog Devices, Inc. (b)	11,325	1,815,284
Broadcom, Inc.	2,025	1,189,566
NVIDIA Corporation	9,625	2,347,056
		5,351,906
Software — 7.9%
Adobe, Inc. (a) (b)	3,425	1,601,804
Intuit, Inc.	2,075	984,318
Microsoft Corporation (b)	12,995	3,882,776
Palantir Technologies, Inc. - Class A (a)	24,000	284,400
salesforce.com, Inc. (a)	4,046	851,804
		7,605,102
Technology Hardware — 5.5%
Apple, Inc. (b)	18,150	2,996,928
NetApp, Inc.	14,600	1,144,348
Seagate Technology Holdings plc	10,500	1,083,180
		5,224,456
Technology Services — 4.5%
Fiserv, Inc. (a)	3,800	371,146
Mastercard, Inc. - Class A (b)	8,200	2,958,724

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.5% (Continued)	Shares	Value
Technology — 23.5% (Continued)
Technology Services — 4.5% (Continued)
PayPal Holdings, Inc. (a) (b)	8,750	$979,388
		4,309,258

Total Common Stocks (Cost $66,247,332)		$88,368,361

MONEY MARKET FUNDS — 4.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 0.01% (c) (Cost $4,009,231)	4,009,231	$4,009,231

Investments at Value — 96.7% (Cost $70,256,563)		$92,377,592

Other Assets in Excess of Liabilities — 3.3%		3,153,956

Net Assets — 100.0%		$95,531,548

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of February 28, 2022 was $26,225,061.

(c)	The rate shown is the 7-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2022

COMMON STOCKS — 41.0%	Shares	Value
Communications — 0.6%
Internet Media & Services — 0.6%
Booking Holdings, Inc.	285	$619,091

Consumer Discretionary — 9.7%
Automotive — 1.3%
Harley-Davidson, Inc.	29,180	1,205,134

E-Commerce Discretionary — 1.1%
eBay, Inc.	18,450	1,007,186

Leisure Facilities & Services — 2.4%
DraftKings, Inc. - Class A	54,741	1,296,267
Penn National Gaming, Inc.	20,115	1,032,905
		2,329,172
Retail - Discretionary — 4.9%
Best Buy Company, Inc.	10,009	967,270
Burlington Stores, Inc.	3,422	772,995
lululemon athletica, inc.	3,885	1,242,967
Vizio Holdings Corporation - Class A	54,945	746,153
Williams-Sonoma, Inc.	6,894	998,665
		4,728,050
Consumer Staples — 0.9%
Retail - Consumer Staples — 0.9%
Walgreens Boots Alliance, Inc.	19,000	875,710

Energy — 2.4%
Oil & Gas Services & Equipment — 2.4%
Baker Hughes Company	40,500	1,189,890
NOV, Inc.	61,900	1,061,585
		2,251,475
Financials — 1.2%
Financials — 1.2%
UMB Financial Corporation	11,000	1,120,460

Health Care — 7.4%
Biotech & Pharma — 3.2%
Amgen, Inc.	4,800	1,087,104
Johnson & Johnson	6,300	1,036,791

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.0% (Continued)	Shares	Value
Health Care — 7.4% (Continued)
Biotech & Pharma — 3.2% (Continued)
Zoetis, Inc.	4,800	$929,520
		3,053,415
Health Care Facilities & Services — 1.5%
DaVita, Inc.	4,800	541,296
Patterson Companies, Inc.	30,000	897,000
		1,438,296
Medical Equipment & Devices — 2.7%
Becton, Dickinson and Company	3,950	1,071,556
PerkinElmer, Inc.	2,750	493,928
Stryker Corporation	4,000	1,053,400
		2,618,884
Industrials — 6.9%
Commercial Support Services — 1.2%
Stericycle, Inc.	19,200	1,120,512

Diversified Industrials — 3.5%
3M Company	7,650	1,137,172
General Electric Company	11,000	1,050,610
Honeywell International, Inc.	5,900	1,119,525
		3,307,307
Transportation & Logistics — 1.1%
CSX Corporation	32,000	1,085,120

Transportation Equipment — 1.1%
Cummins, Inc.	5,250	1,071,630

Materials — 1.9%
Chemicals — 1.9%
Dow, Inc.	19,400	1,143,824
Ecolab, Inc.	3,600	634,536
		1,778,360
Technology — 10.0%
Semiconductors — 3.1%
Microchip Technology, Inc.	13,300	935,389
Texas Instruments, Inc.	12,000	2,039,880
		2,975,269
Software — 2.4%
Oracle Corporation	17,900	1,359,863
VMware, Inc. - Class A	4,200	492,744

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.0% (Continued)	Shares	Value
Technology — 10.0% (Continued)
Software — 2.4% (Continued)
Workday, Inc. - Class A	2,000	$458,100
		2,310,707
Technology Hardware — 2.4%
Cisco Systems, Inc.	14,700	819,819
HP, Inc.	30,050	1,032,518
Juniper Networks, Inc.	13,000	439,270
		2,291,607
Technology Services — 2.1%
Accenture plc - Class A	3,863	1,220,785
International Business Machines Corporation	6,300	771,813
		1,992,598

Total Securities Sold Short — 41.0% (Proceeds $39,378,259)		$39,179,983

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2022

COMMON STOCKS — 96.6%	Shares	Value
Communications — 12.7%
Entertainment Content — 2.5%
Walt Disney Company (The) (a)	1,815	$269,455

Internet Media & Services — 10.2%
Alphabet, Inc. - Class A (a)	186	502,412
Meta Platforms, Inc. - Class A (a)	1,153	243,318
Netflix, Inc. (a)	928	366,114
		1,111,844
Consumer Discretionary — 11.7%
E-Commerce Discretionary — 3.3%
Amazon.com, Inc. (a)	117	359,337

Leisure Facilities & Services — 3.2%
Starbucks Corporation	3,787	347,609

Retail - Discretionary — 5.2%
Ross Stores, Inc.	2,186	199,779
Ulta Beauty, Inc. (a)	985	368,882
		568,661
Consumer Staples — 4.0%
Household Products — 1.4%
Procter & Gamble Company (The)	974	151,837

Wholesale - Consumer Staples — 2.6%
Sysco Corporation	3,202	278,894

Financials — 11.5%
Banking — 8.1%
Citigroup, Inc.	3,539	209,615
PNC Financial Services Group, Inc. (The)	1,847	368,015
U.S. Bancorp	5,389	304,694
		882,324
Institutional Financial Services — 3.4%
Goldman Sachs Group, Inc. (The)	1,079	368,252

Health Care — 12.9%
Biotech & Pharma — 10.2%
AbbVie, Inc.	2,954	436,513

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.6% (Continued)	Shares	Value
Health Care — 12.9% (Continued)
Biotech & Pharma — 10.2% (Continued)
Elanco Animal Health, Inc. (a)	10,566	$300,180
Eli Lilly & Company	1,510	377,424
		1,114,117
Medical Equipment & Devices — 2.7%
Medtronic plc	2,783	292,187

Industrials — 13.7%
Engineering & Construction — 1.7%
Fluor Corporation (a)	8,537	184,911

Machinery — 2.9%
Caterpillar, Inc.	1,707	320,199

Transportation & Logistics — 9.1%
Delta Air Lines, Inc. (a)	8,465	337,923
FedEx Corporation	1,364	303,176
Norfolk Southern Corporation	1,359	348,611
		989,710
Technology — 30.1%
Semiconductors — 8.1%
Analog Devices, Inc.	2,269	363,698
NVIDIA Corporation	2,101	512,329
		876,027
Software — 9.2%
Adobe, Inc. (a)	716	334,859
Microsoft Corporation	2,243	670,186
		1,005,045
Technology Hardware — 7.0%
Apple, Inc.	4,595	758,727

Technology Services — 5.8%
Mastercard, Inc. - Class A	1,050	378,861
PayPal Holdings, Inc. (a)	2,252	252,066
		630,927

Total Common Stocks (Cost $10,610,696)		$10,510,063

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 64.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $7,022,527)	7,022,527	$7,022,527

Investments at Value — 161.2% (Cost $17,633,223)		$17,532,590

Liabilities in Excess of Other Assets — (61.2%)		(6,655,977)

Net Assets — 100.0%		$10,876,613

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022

	Waycross	Waycross
	Long/Short	Focused Core
	Equity Fund	Equity Fund
ASSETS
Investments in securities:
At cost	$70,256,563	$17,633,223
At value (Note 2)	$92,377,592	$17,532,590
Cash deposits for securities sold short (Note 2)	43,650,190	—
Receivable for investment securities sold	1,128,058	—
Receivable from Adviser (Note 4)	—	10,142
Dividends and interest receivable	52,128	1,618
Other assets	35,945	24,870
Total assets	137,243,913	17,569,220

LIABILITIES
Securities sold short, at value (proceeds $39,378,259 and $0) (Note 2)	39,179,983	—
Payable for capital shares redeemed	30,000	—
Payable for investment securities purchased	2,300,152	6,682,755
Dividends payable on securities sold short (Note 2)	96,071	—
Payable to Adviser (Note 4)	91,907	—
Payable to Administrator (Note 4)	7,572	5,667
Other accrued expenses	6,680	4,185
Total liabilities	41,712,365	6,692,607

NET ASSETS	$95,531,548	$10,876,613

NET ASSETS CONSIST OF:
Paid-in capital	$74,356,342	$10,938,495
Accumulated earnings (deficit)	21,175,206	(61,882)
NET ASSETS	$95,531,548	$10,876,613

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,719,656	943,042

Net asset value, offering price and redemption price per share (Note 2)	$14.22	$11.53

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2022

	Waycross	Waycross
	Long/Short	Focused Core
	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividend income	$1,047,600	$22,662
Foreign withholding taxes on dividends	(8,280)	—
Interest income	1,237	—
Total income	1,040,557	22,662

EXPENSES
Management fees (Note 4)	1,238,628	16,304
Dividend expense on securities sold short (Note 2)	595,829	—
Brokerage expense on securities sold short (Note 2)	214,282	—
Administration fees (Note 4)	81,629	50,004
Registration and filing fees	49,201	16,570
Transfer agent fees (Note 4)	18,000	18,000
Audit and tax services fees	18,460	14,460
Legal fees	15,021	13,501
Compliance fees (Note 4)	12,000	12,000
Custody and bank service fees	10,187	6,702
Trustees’ fees (Note 4)	6,500	5,500
Printing of shareholder reports	6,511	5,164
Postage and supplies	4,662	1,259
Other expenses	18,993	6,970
Total expenses	2,289,903	166,434
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(146,901)
Net expenses	2,289,903	19,533

NET INVESTMENT INCOME (LOSS)	(1,249,346)	3,129

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	9,888,624	58,746
Securities sold short	(8,255,138)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,485,242)	(127,388)
Securities sold short	4,170,351	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT	2,318,595	(68,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,069,249	$(65,513)

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28,	February 28,
	2022	2021
FROM OPERATIONS
Net investment loss	$(1,249,346)	$(1,002,628)
Net realized gains (losses) from:
Investments	9,888,624	6,797,740
Securities sold short	(8,255,138)	(820,431)
Foreign currency transactions	—	(839)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,485,242)	20,602,543
Securities sold short	4,170,351	(4,262,185)
Net increase in net assets resulting from operations	1,069,249	21,314,200

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(5,297,542)	(972,956)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,236,380	17,705,796
Net asset value of shares issued in reinvestment of distributions	1,047,877	210,710
Payments for shares redeemed	(4,786,827)	(4,532,337)
Net increase in net assets from capital share transactions	10,497,430	13,384,169

TOTAL INCREASE IN NET ASSETS	6,269,137	33,725,413

NET ASSETS
Beginning of year	89,262,411	55,536,998
End of year	$95,531,548	$89,262,411

CAPITAL SHARE ACTIVITY
Shares sold	935,605	1,491,511
Shares reinvested	69,396	14,808
Shares redeemed	(314,390)	(380,629)
Net increase in shares outstanding	690,611	1,125,690
Shares outstanding at beginning of year	6,029,045	4,903,355
Shares outstanding at end of year	6,719,656	6,029,045

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28,	February 28,
	2022	2021 (a)
FROM OPERATIONS
Net investment income (loss)	$3,129	$(234)
Net realized gains from:
Investments	58,746	1,795
Net change in unrealized appreciation (depreciation) on:
Investments	(127,388)	26,755
Net increase (decrease) in net assets resulting from operations	(65,513)	28,316

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(24,685)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,447,029	470,000
Net asset value of shares issued in reinvestment of distributions	21,466	—
Net increase in net assets from captial share transactions	10,468,495	470,000

TOTAL INCREASE IN NET ASSETS	10,378,297	498,316

NET ASSETS
Beginning of period	498,316	—
End of period	$10,876,613	$498,316

CAPITAL SHARE ACTIVITY
Shares sold	894,820	46,551
Shares reinvested	1,671	—
Net increase in shares outstanding	896,491	46,551
Shares outstanding at beginning of period	46,551	—
Shares outstanding at end of period	943,042	46,551

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	February 28,	February 28,		February 29,		February 28,		February 28,
	2022	2021		2020		2019		2018
Net asset value at beginning of year	$14.81	$11.33		$10.90		$10.90		$9.88
Income (loss) from investment operations:
Net investment loss	(0.18)	(0.16)		(0.09)		(0.06)		(0.14)
Net realized and unrealized gains on investments	0.39	3.81		0.64		0.06	(a)	1.27
Total from investment operations	0.21	3.65		0.55		0.00	(b)	1.13
Less distributions from:
Net realized gains	(0.80)	(0.17)		(0.12)		—		(0.11)
Net asset value at end of year	$14.22	$14.81		$11.33		$10.90		$10.90
Total return (c)	1.13%	32.24%		5.04%		0.00%		11.44%
Net assets at end of year (000’s)	$95,532	$89,262		$55,537		$39,170		$17,469
Ratios/supplementary data:
Ratio of total expenses to average net assets	2.31%	2.35%		2.66%		2.86%		3.21%
Ratio of net expenses to average net assets	2.31%	2.45	% (d)(e)	2.94	% (d)(e)	2.89	% (d)(e)	2.90	% (d)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.49%	1.69	% (d)	1.99	% (d)	1.99	% (d)	1.99	% (d)
Ratio of net investment loss to average net assets	(1.26%)	(1.39	%) (d)	(0.90	%) (d)	(1.00	%) (d)	(1.47	%) (d)
Portfolio turnover rate	72%	63%		37%		43%		35%

(a)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or the administrator had not reduced fees and reimbursed expenses (Note 4).

(d)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).

(e)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10%, 0.28% and 0.12% for the years ended February 28, 2021, February 29, 2020 and February 28, 2019, respectively, and management fee reductions in the amount of 0.09% for the year ended February 28, 2019 (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Period Ended
	February 28,		February 28,
	2022		2021 (a)
Net asset value at beginning of period	$10.70		$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)
Net realized and unrealized gains on investments	0.90	(c)	0.71
Total from investment operations	0.90		0.70
Less distributions from:
Net investment income	(0.00	) (b)	—
Net realized gains	(0.07)		—
Total distributions	(0.07)		—
Net asset value at end of period	$11.53		$10.70
Total return (d)	8.39%		7.00	% (e)
Net assets at end of period (000’s)	$10,877		$498
Ratios/supplementary data:
Ratio of total expenses to average net assets	7.56%		31.14	% (f)
Ratio of net expenses to average net assets (g)	0.89%		1.14	% (f)
Ratio of net investment income (loss) to average net assets (g)	0.14%		(0.26	%) (f)
Portfolio turnover rate	17%		4	% (e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.

(b)	Amount rounds to less than $0.01 per share.

(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2022

1.	Organization

Waycross Long/Short Equity Fund and Waycross Focused Core Equity Fund (formerly Waycross Focused Equity Fund) (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Long/Short Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Long/Short Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Long/Short Equity Fund is to seek long-term capital appreciation with a secondary emphasis on capital preservation.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back, and recovery.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Waycross Long/Short Equity Fund:
Common Stocks	$88,368,361	$—	$—	$88,368,361
Money Market Funds	4,009,231	—	—	4,009,231
Total	$92,377,592	$—	$—	$92,377,592
Common Stocks – Sold Short	$(39,179,983)	$—	$—	$(39,179,983)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Common Stocks	$10,510,063	$—	$—	$10,510,063
Money Market Funds	7,022,527	—	—	7,022,527
Total	$17,532,590	$—	$—	$17,532,590

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2022.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Long/Short Equity Fund and Waycross Focused Core Equity Fund during the years or periods ended February 28, 2022 and 2021 was as follows:

	Ordinary	Long-Term	Total
Years or Periods Ended	Income	Capital Gains	Distributions
Waycross Long/Short Equity Fund:
February 28, 2022	$—	$5,297,542	$5,297,542
February 28, 2021	$—	$972,956	$972,956

Waycross Focused Core Equity Fund:
February 28, 2022	$24,685	$—	$24,685
February 28, 2021	$—	$—	$—

Short sales – Waycross Long/Short Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. As collateral for its short positions, the Fund is required under the 1940 Act, to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime brokers for securities sold short are reported on the Statements of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Fund’s collateral account. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the year ended February 28, 2022, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2022:

	Waycross Long/	Waycross Focused
	Short Equity Fund	Core Equity Fund
Tax cost of portfolio investments and securities sold short	$31,700,284	$17,633,264
Gross unrealized appreciation	$27,225,569	$303,059
Gross unrealized depreciation	(5,728,244)	(403,733)
Net unrealized appreciation (depreciation)	21,497,325	(100,674)
Undistributed ordinary income	—	34,253
Undistributed long-term capital gains	—	4,539
Accumulated capital and other losses	(322,119)	—
Total accumulated earnings (deficit)	$21,175,206	$(61,882)

The federal income tax cost of portfolio investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/ tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales and unsettled covered trades.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended February 28, 2022, the following reclassifications were made on the Statements of Assets and Liabilities for the Funds as a result of permanent differences under income tax regulations and GAAP:

	Increase	Decrease
	Accumulated	in Paid-in
	Earnings	Capital
Waycross Long/Short Equity Fund	$1,233,426	$(1,233,426)
Waycross Focused Core Equity Fund	—	—

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements due to net operating losses, have no effect on each Fund’s net assets or NAV per share.

Capital losses incurred after October 31, 2021 and net qualified late-year ordinary losses incurred after December 31, 2021, are deemed to arise on the first day of a Fund’s next taxable year. For the year ended February 28, 2022, Waycross Long/Short Equity Fund deferred post-October losses of $79,735 and late-year ordinary losses of $242,384 to March 1, 2022 for income tax purposes.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended February 28, 2022:

	Waycross Long/	Waycross Focused
	Short Equity Fund	Core Equity Fund
Purchases of investment securities	$69,299,029	$10,525,107
Proceeds from sales of investment securities	$65,804,899	$438,937

4.	Transactions with Related Parties

On January 31, 2021, the Adviser closed a transaction under which an existing owner of the Adviser increased his ownership percentage from about 24.99% to 50% (the “Transaction”). The Transaction resulted in a change of control that was deemed an assignment of the Investment Advisory Agreement under federal securities laws.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

At the meeting of the Board held on January 20, 2021, before the Transaction closed, the Board approved an interim investment advisory agreement (the “Interim Agreement”) and a new investment advisory agreement (the “New Agreement”), each with the Adviser. The Interim Agreement became effective upon the closing of the Transaction. The Interim Agreement was identical in all material respects to the prior Investment Advisory Agreement, except it had a lower management fee for the Waycross Focused Core Equity Fund. Shareholders of the Waycross Long/Short Equity Fund approved the New Agreement at a shareholder meeting on April 30, 2021. Shareholders of the Waycross Focused Core Equity Fund approved the New Agreement by written consent on April 23, 2021.

INVESTMENT ADVISORY AGREEMENT

Under the Interim Agreement and New Agreement, Waycross Long/Short Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Under the Interim Agreement and New Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Effective June 1, 2021, pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2022, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Long/Short Equity Fund’s average daily net assets and 0.89% of Waycross Focused Core Equity Fund’s average daily net assets. Prior to June 1, 2021, the amounts under the ELA were not to exceed 0.99% of Waycross Focused Core Equity Fund’s average daily net assets.

During the year ended February 28, 2022, the Adviser did not collect any of its management fees earned for Waycross Focused Core Equity Fund and reimbursed other expenses in the amount of $130,597.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2022, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of February 28, 2022, the Adviser may seek repayment of fee waivers and/or expense reimbursements no later than the date below:

Waycross Focused
Core Equity Fund
February 29, 2024	$26,832
February 28, 2025	146,901
Total	$173,733

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a fee of $1,000 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2022, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Long/Short Equity Fund
National Financial Services, LLC (for the benefit of its customers)	95%

Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	90%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.

As of February 28, 2022, Waycross Focused Core Equity Fund had 30.1% of the value of its net assets invested in common stocks within the Technology sector.

7.	Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of February 28, 2022, Waycross Focused Core Equity Fund had 64.6% of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for the money market fund held can be found at www.sec.gov.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Waycross Independent Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of Waycross Independent Trust comprising the funds listed below (the “Funds”) as of February 28, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Waycross Long/Short Equity Fund	For the year ended February 28, 2022	For the years ended February 28, 2022, and February 28, 2021	For the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019, and February 28, 2018
Waycross Focused Core Equity Fund (formerly, Waycross Focused Equity Fund)	For the year ended February 28, 2022	For the year ended February 28, 2022, and the period from December 15, 2020 (commencement of operations) through February 28, 2021	For the year ended February 28, 2022, and the period from December 15, 2020 (commencement of operations) through February 28, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

WAYCROSS FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

April 25, 2022

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2021) and held until the end of the period (February 28, 2022).

The table below illustrates the Funds’ ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	September 1,	February 28,	Expense	Paid During
	2021	2022	Ratio(a)	Period(b)
Waycross Long/Short Equity Fund
Based on Actual Fund Return	$1,000.00	$953.30	2.44%	$11.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.69	2.44%	$12.18

Waycross Focused Core Equity Fund
Based on Actual Fund Return	$1,000.00	$919.00	0.89%	$4.23
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.38	0.89%	$4.46

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.waycrossfunds.com.

WAYCROSS FUNDS
FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2022, Waycross Long/Short Equity Fund designated $5,297,542 as long-term capital gain distributions.

Qualified Dividend Income – The Waycross Focused Core Equity Fund designates 39.50% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For Waycross Focused Core Equity Fund’s fiscal year 2022 ordinary income dividends, 37.79% qualifies for the corporate dividends received deduction.

WAYCROSS FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Larry J. Walker* Year of Birth: 1950	Since Inception	Trustee	Retired. Partner, Waycross Partners, LLC since 2008.	2	None
Independent Trustees:
William Chandler Year of Birth: 1942	Since Inception	Trustee and Chairman	Retired.	2	None
John Chilton Year of Birth: 1949	Since Inception	Trustee	Manager, Kentucky Power Trading LLC (electricity trading firm) (2017-present); State Budget Director, Commonwealth of Kentucky (2015 – 2019); Partner, MeriTrust Holdings LLC (2012-2016); Partner, Mountjoy Chilton Medley LLP (public accounting firm) (1988 – 2015)	2	Kentucky Retirement Systems, Public Pension Oversight Board (2016 – present); The University of Louisville, The University of Louisville Foundation, University of Louisville Research (2019 – present).

WAYCROSS FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Vivek K. Sarin Year of Birth: 1967	Since March 2021	Trustee	President, Juvo Company, LLC (2013 – present); Interim Secretary & Executive Cabinet Member, Kentucky Cabinet for Economic Development (2017 to 2019); Chief Executive Officer, Shelby Industries, LLC (1992 to 2016); Board member, University of Louisville Industrial Board of Advisors and Board of Overseers (2013 to 2016).	2	None

*	Mr. Walker is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an owner of the Adviser.

WAYCROSS FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Matthew G. Bevin Year of Birth: 1967	Since March 2021	President and Treasurer	Managing Director, Waycross Partners, LLC, 2021 to present; Governor of the Commonwealth of Kentucky (2015 to 2019).
Benjamin H. Thomas Year of Birth: 1974	Since March 2021 Inception to March 2021	Vice President President and Treasurer	Founding Principal, Chief Investment Officer and Portfolio Manager (2021 to present); Managing Partner and Portfolio Manager, Waycross Partners, LLC, (2005 to 2021).
Carol J. Highsmith Year of Birth: 1964	Since May 2021	Secretary	Vice President and Senior Counsel, Ultimus Fund Solutions, LLC, 2015 to present.
Charles Black Year of Birth: 1979	Since Inception	Chief Compliance Officer	Vice President and Head of Compliance Services (2021 to present); Director of Compliance Services, Joot, (2019 to 2021); Senior Compliance Officer, Ultimus Fund Solutions, LLC, 2015 to 2019; Chief Compliance Officer, Ultimus Managers Trust, 2016 to 2019; Assistant Chief Compliance Officer, Ultimus Managers Trust, 2015 to 2016.
Stephen L. Preston Year of Birth: 1966	Since Inception	Assistant Vice President and AML Compliance Officer	Chief Compliance Officer, AML Compliance Officer, Ultimus Fund Distributors, LLC, 2011 to present; Vice President, Financial Operations Principal, and Anti-Money Laundering Officer, Ultimus Fund Solutions, LLC, 2021 to present; Treasurer, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Officer, Northern Lights Distributors, LLC, 2021 to present.

Additional information about members of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-866-267-4304.

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Waycross-AR-22

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mr. William Chandler. Mr. Chandler is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $29,000 and $25,000 with respect to the registrant’s fiscal years ended February 28, 2022 and 2021, respectively.
(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,000 and $6,000 with respect to the fiscal years ended February 28, 2022 and 2021, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.
(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	No non-audit fees were billed by the registrant’s principal accountant in last fiscal year for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust.
(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Waycross Independent Trust

By (Signature and Title)* /s/ Matthew G. Bevin

Matthew G. Bevin, President

Date May 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Matthew G. Bevin

Matthew G. Bevin, President

Date May 5, 2022

By (Signature and Title)* /s/ Matthew G. Bevin

Matthew G. Bevin, Treasurer

Date _ May 5, 2022 ____

* Print the name and title of each signing officer under his or her signature.